Content Assets, Net - Schedule of Amortization Amount of Content Asset (Details)	Dec. 31, 2024 USD ($)
Schedule of Amortization Amount of Content Asset [Abstract]
For the nine months ending December 31, 2025	$ 1,901,500
For the year ending December 31, 2026	151,200
Total	$ 2,052,700